Business Combinations	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Business Combinations
Business Combinations:
2016 Acquisitions
Inpatient Rehabilitation
During 2016, we completed the following inpatient rehabilitation hospital acquisitions, none of which were individually material to our financial position, results of operations, or cash flows. Each acquisition was made to enhance our position and ability to provide inpatient rehabilitation services to patients in the applicable geographic areas. Each acquisition was funded through a contribution to the respective consolidated joint venture.

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In February 2016, we acquired 50% of the inpatient rehabilitation hospital at CHI St. Vincent Hot Springs (“Hot Springs”), a 20-bed inpatient rehabilitation hospital in Hot Springs, Arkansas, through a joint venture with St. Vincent Community Health Services, Inc.

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In August 2016, we acquired 50% of the inpatient rehabilitation hospital at St. Joseph Regional Health Center (“Bryan”), a 19-bed inpatient rehabilitation hospital in Bryan, Texas, through a joint venture with St. Joseph Health System.

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In August 2016, we also acquired 51% of the inpatient rehabilitation hospital at The Bernsen Rehabilitation Center at St. John (“Broken Arrow”), a 24-bed inpatient rehabilitation hospital in Broken Arrow, Oklahoma, through a joint venture with St. John Health System.

We accounted for these transactions under the acquisition method of accounting and reported the results of operations of the acquired hospitals from their respective dates of acquisition. Assets acquired and liabilities assumed, if any, were recorded at their estimated fair values as of the respective acquisition dates. The fair values of the identifiable intangible assets were based on valuations using the income approach. The income approach is based on management’s estimates of future operating results and cash flows discounted using a weighted-average cost of capital that reflects market participant assumptions. The excess of the fair value of the consideration conveyed over the fair value of the net assets acquired was recorded as goodwill. The goodwill reflects our expectations of our ability to gain access to and penetrate the acquired hospital’s historical patient base and the benefits of being able to leverage operational efficiencies with favorable growth opportunities based on positive demographic trends in these markets. None of the goodwill recorded as a result of these transactions is deductible for federal income tax purposes.
The fair value of the assets acquired at the acquisition date were as follows (in millions):

Property and equipment	$5.3
Identifiable intangible assets:
Noncompete agreements (useful lives of 1 to 3 years)	0.4
Trade names (useful lives of 20 years)	1.0
Goodwill	9.4
Total assets acquired	$16.1

Information regarding the net cash paid for all inpatient rehabilitation acquisitions during 2016 is as follows (in millions):

Fair value of assets acquired	$6.7
Goodwill	9.4
Fair value of noncontrolling interest owned by joint venture partner	(16.1)
Net cash paid for acquisition	$—

See also Note 8, Investments in and Advances to Nonconsolidated Affiliates
Home Health and Hospice
During 2016, we completed the following home health and hospice acquisitions, none of which were individually material to our financial position, results of operations, or cash flows. Each acquisition was made to enhance our position and ability to provide post-acute healthcare services to patients in the applicable geographic areas. Each acquisition was funded using cash on hand.

•	In May, 2016, we acquired Home Health Agency of Georgia, LLC (“Camellia”), a home health and hospice provider with two home health locations and two hospice locations in the Greater Atlanta area.

•	In July 2016, we acquired Advantage Health Inc. (“Advantage”), a home health provider with one location in Yuma, Arizona.

•	In September, 2016, we acquired three hospice agencies from Sotto International, Inc. (“Serenity”) located in Texarkana, Arkansas, Magnolia, Arkansas, and Texarkana, Texas.

•	In October 2016, we acquired two home health agencies from Summit Home Health Care, Inc. (“Summit”) located in Cheyenne, Wyoming and Laramie, Wyoming.

•	In October 2016, we also acquired LightHouse Health Care, Inc. (“LightHouse”), a home health provider with one location in Springfield, Virginia.

•	In November 2016, we acquired Gulf City Home Care, Inc. (“Gulf City”), a home health provider with one location in Sarasota, Florida.

•	In November 2016, we also acquired Honor Hospice, LLC (“Honor”), a hospice provider with one location in Wheat Ridge, Colorado.
We accounted for all of these transactions under the acquisition method of accounting and reported the results of operations of the acquired locations from their respective dates of acquisition. Assets acquired and liabilities assumed were recorded at their estimated fair values as of the respective acquisition dates. The fair values of identifiable intangible assets were based on valuations using the cost and income approaches. The cost approach is based on amounts that would be required to replace the asset (i.e., replacement cost). The income approach is based on management’s estimates of future operating results and cash flows discounted using a weighted-average cost of capital that reflects market participant assumptions. The excess of the fair value of the consideration conveyed over the fair value of the net assets acquired was recorded as goodwill. The goodwill reflects our expectations of our ability to utilize the acquired locations’ mobile workforce and established relationships within each community and the benefits of being able to leverage operational efficiencies with favorable growth opportunities based on positive demographic trends in these markets. All goodwill recorded as a result of these transactions is deductible for federal income tax purposes.
The fair value of the assets acquired and liabilities assumed at the acquisition date were as follows (in millions):

Identifiable intangible asset:
Noncompete agreements (useful lives of 5 years)	$1.1
Trade names (useful lives of 1 year)	0.7
Certificate of needs (useful lives of 10 years)	1.9
Licenses (useful lives of 10 years)	3.4
Goodwill	41.4
Total assets acquired	48.5
Total liabilities assumed	(0.4)
Net assets acquired	$48.1

Information regarding the net cash paid for home health and hospice acquisitions during 2016 is as follows (in millions):

Fair value of assets acquired	$7.1
Goodwill	41.4
Fair value of liabilities assumed	(0.4)
Net cash paid for acquisitions	$48.1

Pro Forma Results of Operations
The following table summarizes the results of operations of the above mentioned inpatient rehabilitation hospitals and home health and hospice agencies from their respective dates of acquisition included in our consolidated results of operations and the unaudited pro forma results of operations of the combined entity had the date of the acquisitions been January 1, 2015 (in millions):

	Net Operating Revenues	Net (Loss) Income Attributable to HealthSouth
Acquired entities only: Actual from acquisition date to December 31, 2016*	$27.4	$(2.2)
Combined entity: Supplemental pro forma from 1/01/2016-12/31/2016 (unaudited)	3,745.6	252.2
Combined entity: Supplemental pro forma from 1/01/2015-12/31/2015 (unaudited)	3,217.1	187.3

*	Hot Springs - includes operating results from February 1, 2016 through December 31, 2016
Camellia - includes operating results from May 1, 2016 through December 31, 2016
Advantage - includes operating results from July 1, 2016 through December 31, 2016
Bryan - includes operating results from August 1, 2016 through December 31, 2016
Broken Arrow - includes operating results from August 1, 2016 through December 31, 2016
Serenity - includes operating results from September 1, 2016 through December 31, 2016
Summit - includes operating results from October 1, 2016 through December 31, 2016
LightHouse - includes operating results from October 1, 2016 through December 31, 2016
Gulf City - includes operating results from November 1, 2016 through December 31, 2016
Honor - includes operating results from November 1, 2016 through December 31, 2016
The information presented above is for illustrative purposes only and is not necessarily indicative of results that would have been achieved if the acquisitions had occurred as of the beginning of our 2015 reporting period.
2015 Acquisitions
Inpatient Rehabilitation
Reliant Acquisition
In October 2015, we completed the previously announced acquisition of the operations of Reliant Hospital Partners, LLC and affiliated entities (“Reliant”). Reliant operates a portfolio of 11 inpatient rehabilitation hospitals in Texas, Massachusetts, and Ohio with a total of 902 beds. All of the Reliant hospitals are leased, and seven of the leases are treated as capital leases for accounting purposes. We assumed all of these lease obligations. The amount of the capital lease obligation initially recognized on our balance sheet was approximately $210 million. At closing, one Reliant hospital entity had a remaining minority limited partner interest of 0.5%. The cash purchase price was reduced by the estimated fair value of this interest. We funded the cash purchase price in the acquisition with proceeds from our August and September 2015 senior notes issuances and borrowings under our senior secured credit facility. See Note 9, Long-term Debt.
With this acquisition, we are able to offer comprehensive, high-quality and cost-effective facility-based care across new and existing service areas. We expect approximately 86% of the goodwill resulting from this transaction to be deductible for federal income tax purposes. The goodwill reflects our expectations of our ability to gain access to and penetrate each acquired hospital’s historical patient base and the benefits of being able to leverage operational efficiencies with favorable growth opportunities based on positive demographic trends in these markets.
We accounted for this transaction under the acquisition method of accounting and reported the results of operations of Reliant from its date of acquisition. Assets acquired, liabilities assumed, and noncontrolling interests were recorded at their estimated fair values as of the acquisition date. Estimated fair values were based on various valuation methodologies including: replacement cost and continued use methods for property and equipment; an income approach using primarily discounted cash flow techniques for the noncompete and license intangible assets and capital lease liabilities; an income approach utilizing the relief-from-royalty method for the trade name intangible assets; an income approach utilizing the excess earnings method for the certificate of need intangible assets; and an estimated realizable value approach using historical trends and other relevant information for accounts receivable and certain accrued liabilities. The aforementioned income methods utilize management’s estimates of future operating results and cash flows discounted using a weighted average cost of capital that reflects market participant assumptions. For all other assets and liabilities, the fair value was assumed to represent carrying value due to their short maturities. The excess of the fair value of the consideration conveyed over the fair value of the net assets acquired was recorded as goodwill.
The fair value of the assets acquired and liabilities assumed at the acquisition date for Reliant were as follows (in millions):

Cash and cash equivalents	$42.6
Accounts receivable	25.7
Prepaid expenses and other current assets	2.8
Property and equipment	220.6
Identifiable intangible assets:
Noncompete agreements (useful lives of 1 to 2 years)	9.7
Trade names (useful lives of 20 years)	8.9
Certificates of need (useful lives of 20 years)	36.6
Licenses (useful lives of 20 years)	11.4
Goodwill	642.6
Other long-term assets	0.9
Total assets acquired	1,001.8
Liabilities assumed:
Current portion of long-term debt	4.1
Accounts payable	1.7
Accrued payroll	3.7
Other current liabilities	10.8
Long-term debt, net of current portion	205.8
Deferred tax liabilities	3.9
Total liabilities assumed	230.0
Noncontrolling interests	0.4
Net assets acquired	$771.4

Information regarding the net cash paid for the acquisition of Reliant is as follows (in millions):

Fair value of assets acquired, net of $42.6 million of cash acquired	$316.6
Goodwill	642.6
Fair value of liabilities assumed	(230.0)
Noncontrolling interests	(0.4)
Net cash paid for acquisition	$728.8

Other Inpatient Rehabilitation Acquisitions
In April 2015, we acquired 83% of the inpatient rehabilitation hospital at Memorial University Medical Center (“Memorial”), a 50-bed inpatient rehabilitation hospital in Savannah, Georgia, through a joint venture with Memorial Health. The joint venture, which was funded using cash on hand, was not material to our financial position, results of operations, or cash flows. The Memorial transaction was made to enhance our position and ability to provide inpatient rehabilitative services to patients in Savannah and its surrounding areas. As a result of this transaction, Goodwill increased by $0.7 million, none of which is deductible for federal income tax purposes.
In May 2015, we acquired Cardinal Hill Rehabilitation Hospital (“Cardinal Hill”), comprised of 158 licensed inpatient rehabilitation beds, 74 licensed skilled nursing beds, and one home health location, in Lexington, Kentucky. This acquisition was made to enhance our position and ability to provide inpatient rehabilitative and home health services to patients in Lexington, Kentucky and its surrounding areas. The acquisition, which was funded using availability under our revolving credit facility, was not material to our financial position, results of operations, or cash flows. Goodwill did not increase as a result of this transaction.
We accounted for these transactions under the acquisition method of accounting and reported the results of operations of the acquired hospitals from their respective dates of acquisition. Assets acquired, liabilities assumed, and noncontrolling interests, if any, were recorded at their estimated fair values as of the respective acquisition dates. The fair values of identifiable intangible assets were based on valuations using the cost and income approaches. The cost approach is based on amounts that would be required to replace the asset (i.e., replacement cost). The income approach, which was also used to estimate the fair value of any noncontrolling interest, is based on management’s estimates of future operating results and cash flows discounted using a weighted-average cost of capital that reflects market participant assumptions. The excess of the fair value of the consideration conveyed over the fair value of the net assets acquired, if any, was recorded as goodwill. The goodwill reflects our expectations of our ability to gain access to and penetrate the acquired or consolidated hospitals’ historical patient base and the benefits of being able to leverage operational efficiencies with favorable growth opportunities based on positive demographic trends in these markets.
The fair value of the assets acquired and liabilities assumed at the acquisition dates for the other inpatient rehabilitation transactions completed in 2015 were as follows (in millions):

Total current assets	$10.1
Property and equipment	42.7
Identifiable intangible assets:
Noncompete agreements (useful lives of 2 to 3 years)	0.1
Trade names (useful lives of 20 years)	0.8
Certificates of need (useful lives of 20 years)	8.8
Licenses (useful lives of 20 years)	0.2
Goodwill	0.7
Total assets acquired	63.4
Total liabilities assumed	(2.7)
Net assets acquired	$60.7

Information regarding the net cash paid for other inpatient rehabilitation acquisitions during 2015 is as follows (in millions):

Fair value of assets acquired	$62.8
Goodwill	0.7
Fair value of liabilities assumed	(2.7)
Fair value of noncontrolling interest owned by joint venture partner	(4.2)
Net cash paid for acquisitions	$56.6

See also Note 8, Investments in and Advances to Nonconsolidated Affiliates.
Home Health and Hospice
CareSouth Acquisition
In November 2015, Encompass, a subsidiary of HealthSouth, completed its previously announced acquisition of the home health agency operations of CareSouth Health System, Inc. (“CareSouth”). CareSouth operates a portfolio of 44 home health agencies and 3 hospice agencies in Alabama, Florida, Georgia, North Carolina, South Carolina, Tennessee, and Virginia. In addition, two of these home health agencies operate as joint ventures which we account for using the equity method of accounting. We funded the cash purchase price in the acquisition with our term loan facility capacity and cash on hand. See Note 9, Long-term Debt.
With this acquisition, we are able to offer comprehensive, high-quality and cost-effective home-based care across new and existing service areas. We expect approximately 6.5% of the goodwill resulting from this transaction to be deductible for federal income tax purposes. The goodwill reflects our expectations of favorable growth opportunities in the home health and hospice markets based on positive demographic trends.
We accounted for this transaction under the acquisition method of accounting and reported the results of operations of CareSouth from its date of acquisition. Assets acquired, liabilities assumed, and noncontrolling interests were recorded at their estimated fair values as of the acquisition date. Estimated fair values were based on various valuation methodologies including: replacement cost and continued use methods for property and equipment; an income approach using primarily discounted cash flow techniques for the noncompete and license intangible assets and capital lease liabilities; an income approach utilizing the relief-from-royalty method for the trade name intangible asset; an income approach utilizing the excess earnings method for the certificate of need intangible assets; and an estimated realizable value approach using historical trends and other relevant information for accounts receivable and certain accrued liabilities. The aforementioned income methods utilize management’s estimates of future operating results and cash flows discounted using a weighted average cost of capital that reflects market participant assumptions. For all other assets and liabilities, the fair value was assumed to represent carrying value due to their short maturities. The excess of the fair value of the consideration conveyed over the fair value of the net assets acquired was recorded as goodwill.
The fair value of the assets acquired and liabilities assumed at the acquisition date for CareSouth were as follows (in millions):

Cash and cash equivalents	$0.4
Accounts receivable	10.5
Prepaid expenses and other current assets	2.0
Property and equipment	0.7
Identifiable intangible assets:
Noncompete agreements (useful lives of 3 years)	0.8
Trade name (useful life of 5 years)	2.8
Certificates of need (useful lives of 10 years)	15.6
Licenses (useful lives of 10 years)	13.0
Internal-use software	0.4
Goodwill	143.3
Investment in nonconsolidated subsidiaries	2.2
Total assets acquired	191.7
Liabilities assumed:
Current portion of long-term debt	0.1
Accounts payable	2.7
Accrued payroll	2.4
Other current liabilities	2.8
Long-term debt, net of current portion	0.2
Deferred tax liabilties	9.5
Total liabilities assumed	17.7
Noncontrolling interests	4.3
Net assets acquired	$169.7

Information regarding the net cash paid for the acquisition of CareSouth is as follows (in millions):

Fair value of assets acquired, net of $0.4 million of cash acquired	$48.0
Goodwill	143.3
Fair value of liabilities assumed	(17.7)
Fair value of noncontrolling interest owned by joint venture partner	(4.3)
Net cash paid for acquisitions	$169.3

Other Home Health and Hospice Acquisitions
Other than the CareSouth acquisition discussed above, we completed the following home health and hospice acquisitions, none of which were individually material to our financial position, results of operations, or cash flows. Each acquisition was made to enhance our position and ability to provide post-acute healthcare services to patients in the applicable geographic areas. Each acquisition was funded with cash on hand.

•	In March 2015, we acquired Integrity Home Health Care, Inc. (“Integrity”), a home health company with two locations in the Las Vegas, Nevada area.

•	In April 2015, we acquired Harvey Home Health Services, Inc. (“Harvey”), a home health company in Houston, Texas.

•	In May 2015, we acquired Heritage Home Health Care, LLC (“Heritage”), a home health company in Texarkana, Arkansas.

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In June 2015, we acquired Washington County Home Health Care, Inc. and Benton County Home Health, Inc., doing business as Alliance Home Health (“Alliance”), a home health company with two locations in the Fayetteville, Arkansas area.

•	In July 2015, we acquired Southern Utah Home Health, Inc. (“Southern Utah”), a home health and hospice company with two home health locations and two hospice locations in southern Utah.

•	In July 2015, we acquired Orthopedic Rehab Specialist, LLC (“ORS”), a home health company in Ocala, Florida.
We accounted for all of these transactions under the acquisition method of accounting and reported the results of operations of the acquired locations from their respective dates of acquisition. Assets acquired and liabilities assumed were recorded at their estimated fair values as of the respective acquisition dates. The fair values of identifiable intangible assets were based on valuations using the cost and income approaches. The cost approach is based on amounts that would be required to replace the asset (i.e., replacement cost). The income approach is based on management’s estimates of future operating results and cash flows discounted using a weighted-average cost of capital that reflects market participant assumptions. The excess of the fair value of the consideration conveyed over the fair value of the net assets acquired was recorded as goodwill.
The goodwill reflects our expectations of our ability to utilize the acquired locations’ mobile workforce and established relationships within each community and the benefits of being able to leverage operational efficiencies with favorable growth opportunities based on positive demographic trends in these markets. All goodwill recorded as a result of these transactions is deductible for federal income tax purposes.
The fair value of the assets acquired and liabilities assumed at the acquisition dates for the other home health and hospice transactions completed in 2015 were as follows (in millions):

Property and equipment	$0.1
Identifiable intangible assets:
Noncompete agreements (useful lives of 2 to 5 years)	1.3
Trade names (useful lives of 1 year)	0.5
Certificates of need (useful lives of 10 years)	4.9
Licenses (useful lives of 10 years)	3.6
Goodwill	20.3
Total assets acquired	30.7
Total liabilities assumed	(0.2)
Net assets acquired	$30.5

Information regarding the net cash paid for the other home health and hospice acquisitions during 2015 is as follows (in millions):

Fair value of assets acquired	$10.4
Goodwill	20.3
Fair value of liabilities assumed	(0.2)
Net cash paid for acquisitions	$30.5

2015 Pro Forma Results of Operations
The following table summarizes the results of operations of the above mentioned transactions from their respective dates of acquisition included in our consolidated results of operations and the unaudited pro forma results of operations of the combined entity had the date of the acquisitions been January 1, 2014 (in millions):

	Net Operating Revenues	Net Income Attributable to HealthSouth
Acquired entities only: Actual from acquisition date to December 31, 2015:*
Reliant	$63.7	$11.2
All Other Inpatient	54.7	1.7
CareSouth	19.2	2.5
All Other Home Health and Hospice	17.8	1.2
Combined entity: Supplemental pro forma from 1/01/2015-12/31/2015 (unaudited)	3,479.9	234.0
Combined entity: Supplemental pro forma from 1/01/2014-12/31/2014 (unaudited)	2,851.0	276.9

*	Memorial - includes operating results from April 1, 2015 through December 31, 2015
Cardinal Hill - includes operating results from May 1, 2015 through December 31, 2015
Integrity - includes operating results from March 3, 2015 through December 31, 2015
Harvey - includes operating results from April 15, 2015 through December 31, 2015
Heritage - includes operating results from May 1, 2015 through December 31, 2015
Alliance - includes operating results from June 4, 2015 through December 31, 2015
Southern Utah - includes operating results from July 1, 2015 through December 31, 2015
ORS - includes operating results from July 13, 2015 through December 31, 2015
Reliant - includes operating results from October 1, 2015 through December 31, 2015
CareSouth - includes operating results from November 2, 2015 through December 31, 2015
The information presented above is for illustrative purposes only and is not necessarily indicative of results that would have been achieved if the acquisitions had occurred as of the beginning of our 2014 reporting period. For the Reliant and CareSouth acquisitions, the unaudited pro forma information above includes adjustments for: (1) acquisition costs; (2) amortization of incremental identifiable intangible assets; (3) management fees paid to their former equity holders; (4) interest on debt incurred to fund the acquisitions (see Note 9, Long-term Debt); (5) income taxes using a rate of 40%; and (6) noncontrolling interests.
2014 Acquisitions
Encompass Acquisition
On December 31, 2014, we completed the acquisition of EHHI and its Encompass Home Health and Hospice business. On the acquisition date, Encompass provided home health and hospice services out of 135 locations across 12 states. In the acquisition, we acquired all of the issued and outstanding equity interests of EHHI, other than equity interests contributed to HealthSouth Home Health Holdings, Inc. (“Holdings”), a subsidiary of HealthSouth and now indirect parent of EHHI, by certain sellers in exchange for shares of common stock of Holdings. These certain sellers, who are members of Encompass management, including April Anthony, the Chief Executive Officer of Encompass, contributed a portion of their shares of common stock of EHHI, valued at approximately $64.5 million, in exchange for shares of common stock of Holdings. As a result of that contribution, they hold approximately 16.7% of the outstanding common stock of Holdings, while HealthSouth owns the remainder. In addition, Ms. Anthony and certain other employees of Encompass entered into amended and restated employment agreements, each agreement having an initial term of three years. We funded the cash purchase price in the acquisition entirely with draws under the revolving and expanded term loan facilities of our credit agreement. See Note 9, Long-term Debt.
This acquisition was made to enhance our position and expand our ability to provide post-acute healthcare services to patients. Approximately 23% of the goodwill resulting from this transaction is deductible for federal income tax purposes. The goodwill reflects our expectations of favorable growth opportunities in the home health and hospice markets based on positive demographic trends.
We accounted for this transaction under the acquisition method of accounting. Because the acquisition took place on December 31, 2014, our consolidated results of operations for the year ended December 31, 2014 do not include any results of operations from Encompass. Assets acquired, liabilities assumed, and redeemable noncontrolling interests were recorded at their estimated fair values as of the acquisition date. Fair values were based on various valuation methodologies including: replacement cost and continued use methods for property and equipment; an income approach using primarily discounted cash flow techniques for amortizable intangible assets; an income approach utilizing the relief-from-royalty method for the indefinite-lived intangible asset; and an estimated realizable value approach using historical trends and other relevant information for accounts receivable and certain accrued liabilities. For all other assets and liabilities, the fair value was assumed to represent carrying value due to their short maturities. The excess of the fair value of the consideration conveyed over the fair value of the net assets acquired was recorded as goodwill.
The fair value of the assets acquired and liabilities assumed at the acquisition date for Encompass were as follows (in millions):

Cash and cash equivalents	$20.9
Accounts receivable	37.6
Prepaid expenses and other current assets	8.6
Property and equipment	9.6
Identifiable intangible assets:
Noncompete agreements (useful life of 2 to 5 years)	5.6
Trade name (indefinite life)	135.2
Licenses (useful life of 10 years)	58.2
Internal-use software (useful life of 3 years)	3.2
Goodwill	592.5
Other long-term assets	2.1
Total assets acquired	873.5
Current portion of long-term debt	2.0
Accounts payable	0.9
Accrued payroll	25.8
Other current liabilities	18.5
Long-term debt, net of current portion	2.0
Deferred tax liabilities	64.3
Total liabilities assumed	113.5
Redeemable noncontrolling interests	64.5
Net assets acquired	$695.5

Information regarding the net cash paid for the acquisition of Encompass is as follows (in millions):

Fair value of assets acquired, net of $20.9 million of cash acquired	$260.1
Goodwill	592.5
Fair value of liabilities assumed	(113.5)
Redeemable noncontrolling interests	(64.5)
Net cash paid for acquisition	$674.6

See also Note 11, Redeemable Noncontrolling Interests.
Other Acquisitions
In June 2014, using cash on hand, we acquired an additional 30% equity interest from UMass Memorial Health Care, our joint venture partner in Fairlawn Rehabilitation Hospital (“Fairlawn”) in Worcester, Massachusetts. This transaction increased our ownership interest from 50% to 80% and resulted in a change in accounting for this hospital from the equity method of accounting to a consolidated entity. As a result of our consolidation of this hospital and the remeasurement of our previously held equity interest at fair value, Goodwill increased by $34.0 million, and we recorded a $27 million gain as part of Other income during 2014. The Fairlawn transaction was made to increase our ownership in a profitable hospital and continue to grow our core business by consolidating its operations. None of the goodwill resulting from this transaction is deductible for federal income tax purposes. See also Note 15, Income Taxes.
In November 2014, we acquired 50.1% of the James H. & Cecile C. Quillen Rehabilitation Hospital (“Quillen”), a 26-bed inpatient rehabilitation hospital in Johnson City, Tennessee, through a joint venture with Mountain States Health Alliance. The joint venture, which was funded using cash on hand, was not material to our financial position, results of operations, or cash flows. The Quillen transaction was made to enhance our position and ability to provide inpatient rehabilitative services to patients in Johnson City and its surrounding areas. As a result of this transaction, Goodwill increased by $0.6 million, none of which is deductible for federal income tax purposes. The noncontrolling interest associated with this agreement includes redemption features that are not solely within our control and, therefore, is considered Redeemable noncontrolling interests. See Note 11, Redeemable Noncontrolling Interests.
We accounted for all of these transactions under the acquisition method of accounting and reported the results of operations of the acquired or newly consolidated hospitals from their respective dates of acquisition. Assets acquired and liabilities assumed were recorded at their estimated fair values as of the respective acquisition dates. The fair values of identifiable intangible assets were based on valuations using the cost and income approaches. The cost approach is based on amounts that would be required to replace the asset (i.e., replacement cost). The income approach is based on management’s estimates of future operating results and cash flows discounted using a weighted-average cost of capital that reflects market participant assumptions. The excess of the fair value of the consideration conveyed over the fair value of the net assets acquired was recorded as goodwill. The goodwill reflects our expectations of our ability to gain access to and penetrate the acquired or consolidated hospitals’ historical patient base and the benefits of being able to leverage operational efficiencies with favorable growth opportunities based on positive demographic trends in these markets.
The fair value of the assets acquired and liabilities assumed at the acquisition dates for the other acquisitions completed in 2014 were as follows (in millions):

Total current assets	$12.1
Property and equipment, net	36.9
Identifiable intangible assets:
Noncompete agreements (useful lives of 2 to 3 years)	0.4
Trade names (useful lives of 20 years)	2.9
Certificates of need (useful lives of 20 years)	10.8
Licenses (useful lives of 20 years)	2.1
Goodwill	34.6
Total assets acquired	99.8
Total current liabilities assumed	(7.8)
Total long-term liabilities assumed	(13.4)
Net assets acquired	$78.6

Information regarding the net cash paid for all other acquisitions during 2014 is as follows (in millions):

Fair value of assets acquired, net of $5.1 million of cash acquired in 2014	$60.1
Goodwill	34.6
Fair value of liabilities assumed	(21.2)
Fair value of noncontrolling interest owned by joint venture partner	(18.3)
Fair value of equity interest prior to acquisition	(35.0)
Net cash paid for acquisitions	$20.2

See also Note 8, Investments in and Advances to Nonconsolidated Affiliates.
2014 Pro Forma Results of Operations
The following table summarizes the results of operations of the above 2014 transactions from their respective dates of acquisition included in our consolidated results of operations and the unaudited pro forma results of operations of the combined entity had the date of the acquisitions been January 1, 2013 (in millions):

	Net Operating Revenues	Net Income Attributable to HealthSouth
Acquired entities only: Actual from acquisition date to December 31, 2014*	$27.2	$4.0
Combined entity: Supplemental pro forma from 1/01/2014-12/31/2014 (unaudited)	2,799.8	237.5
Combined entity: Supplemental pro forma from 1/01/2013-12/31/2013 (unaudited)	2,627.6	311.3

*	Encompass - Actual amounts are zero due to the acquisition of Encompass on December 31, 2014.
Fairlawn - includes operating results from June 1, 2014 through December 31, 2014
Quillen - includes operating results from November 1, 2014 through December 31, 2014
The information presented above is for illustrative purposes only and is not necessarily indicative of results that would have been achieved if the acquisitions had occurred as of the beginning of our 2013 reporting period. For the Encompass acquisition, the unaudited pro forma information above includes adjustments for: (1) acquisition costs; (2) amortization of incremental identifiable intangible assets; (3) management fees paid to Encompass’ former equity holders; (4) interest on debt incurred to fund the acquisition (see Note 9, Long-term Debt); (5) income taxes using a rate of 40%; and (6) noncontrolling interests.